Segment Financial Data	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Financial Data
SEGMENT FINANCIAL DATA
Our operations for the periods presented herein are classified into four principal segments. The segments are generally determined based on the management structure of the businesses and the grouping of similar operating companies, where each management organization has general operating autonomy over diversified products and services.
As discussed in Note 3, on November 6, 2015, we completed the sale of Sikorsky to Lockheed Martin Corp. The tables below exclude amounts attributable to Sikorsky, which have been reclassified to Discontinued Operations in the accompanying Consolidated Statement of Operations and to Assets held for sale in the accompanying Consolidated Balance Sheet for all periods presented.
Otis products include elevators, escalators, moving walkways and service sold to customers in the commercial and residential property industries around the world.
UTC Climate, Controls & Security products and related services include HVAC and refrigeration systems, building controls and automation, fire and special hazard suppression systems and equipment, security monitoring and rapid response systems, provided to a diversified international customer base principally in the industrial, commercial and residential property and commercial transportation sectors.
Pratt & Whitney products include commercial, military, business jet and general aviation aircraft engines, parts and services sold to a diversified customer base, including international and domestic commercial airlines and aircraft leasing companies, aircraft manufacturers, and U.S. and foreign governments. Pratt & Whitney also provides product support and a full range of overhaul, repair and fleet management services.
UTC Aerospace Systems provides aerospace products and aftermarket services for commercial, military, business jet and general aviation customers worldwide. Products include electric power generation, power management and distribution systems, air data and flight sensing and management systems, engine control systems, electric systems, intelligence, surveillance and reconnaissance systems, engine components, environmental control systems, fire and ice detection and protection systems, propeller systems, aircraft aerostructures including engine nacelles, thrust reversers, and mounting pylons, interior and exterior aircraft lighting, aircraft seating and cargo systems, actuation systems, landing systems, including landing gears, wheels and brakes, and space products and subsystems. Aftermarket services include spare parts, overhaul and repair, engineering and technical support and fleet management solutions.
We have reported our financial and operational results for the periods presented herein under the four principal segments noted above, consistent with how we have reviewed our business operations for decision-making purposes, resource allocation and performance assessment during 2016.
Segment Information. Total sales by segment include intersegment sales, which are generally made at prices approximating those that the selling entity is able to obtain on external sales. Segment information for the years ended December 31 is as follows:

	Net Sales			Operating Profits
(dollars in millions)	2016	2015	2014	2016	2015	2014
Otis	$11,893	$11,980	$12,982	$2,147	$2,338	$2,640
UTC Climate, Controls & Security	16,851	16,707	16,823	2,956	2,936	2,782
Pratt & Whitney	14,894	14,082	14,508	1,545	861	2,000
UTC Aerospace Systems	14,465	14,094	14,215	2,298	1,888	2,355
Total segment	58,103	56,863	58,528	8,946	8,023	9,777
Eliminations and other	(859)	(765)	(628)	(368)	(268)	304
General corporate expenses	—	—	—	(406)	(464)	(488)
Consolidated	$57,244	$56,098	$57,900	$8,172	$7,291	$9,593

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2016	2015	2014	2016	2015	2014	2016	2015	2014
Otis	$8,867	$8,846	$9,313	$94	$83	$87	$171	$176	$209
UTC Climate, Controls & Security	21,787	21,287	21,217	340	261	228	354	337	349
Pratt & Whitney	22,971	20,336	18,143	725	692	692	550	476	390
UTC Aerospace Systems	34,093	34,736	35,034	452	537	533	807	796	807
Total segment	87,718	85,205	83,707	1,611	1,573	1,540	1,882	1,785	1,755
Eliminations and other	1,988	2,279	2,631	88	79	54	80	78	65
Consolidated	$89,706	$87,484	$86,338	$1,699	$1,652	$1,594	$1,962	$1,863	$1,820

Geographic External Sales and Operating Profit. Geographic external sales and operating profits are attributed to the geographic regions based on their location of origin. U.S. external sales include export sales to commercial customers outside the U.S. and sales to the U.S. Government, commercial and affiliated customers, which are known to be for resale to customers outside the U.S. Long-lived assets are net fixed assets attributed to the specific geographic regions.

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2016	2015	2014	2016	2015	2014	2016	2015	2014
United States Operations	$32,335	$30,989	$30,814	$4,566	$4,391	$5,067	$4,822	$4,517	$4,211
International Operations
Europe	11,151	10,945	12,587	1,933	1,882	2,238	1,538	1,525	1,577
Asia Pacific	8,260	8,425	8,746	1,484	1,641	1,712	999	994	995
Other	5,479	5,584	5,511	963	109	760	1,325	1,273	1,379
Eliminations and other	19	155	242	(774)	(732)	(184)	474	423	430
Consolidated	$57,244	$56,098	$57,900	$8,172	$7,291	$9,593	$9,158	$8,732	$8,592

Sales from U.S. operations include export sales as follows:

(dollars in millions)	2016	2015	2014
Europe	$5,065	$4,366	$4,137
Asia Pacific	3,449	2,902	3,469
Other	2,313	2,473	2,670
	$10,827	$9,741	$10,276

Major Customers. Net Sales include sales under prime contracts and subcontracts to the U.S. Government, primarily related to Pratt & Whitney and UTC Aerospace Systems products, as follows:

(dollars in millions)	2016	2015	2014
Pratt & Whitney	$3,187	$2,945	$3,126
UTC Aerospace Systems	2,301	2,409	2,459
Other	138	276	294
	$5,626	$5,630	$5,879

Net sales by Sikorsky under prime contracts and subcontracts to the U.S. Government of approximately $3.1 billion and $3.8 billion have been reclassified to Discontinued Operations in our Consolidated Statement of Operations for the years ended December 31, 2015 and 2014, respectively.
Net sales to Airbus, primarily related to Pratt & Whitney and UTC Aerospace Systems products, were approximately $7,688 million, $7,624 million and $7,757 million for the years ended December 31, 2016, 2015 and 2014, respectively.